Fees Summary	Sep. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,241,000
Previously Paid Amount	0.00
Total Fee Amount	190.00
Total Offset Amount	0.00
Net Fee	190.00
Narrative - Max Aggregate Offering Price	$ 1,241,000
Final Prospectus	true